Schedule of short-term loans (Details) (Paranthetical) - USD ($)			12 Months Ended
	Feb. 15, 2023	Nov. 16, 2022	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Other payables and accrued liabilities			$ 1,887,412		$ 1,199,810
Equal installments			100,000
Fee Settlement Agreement [Member]
Line of Credit Facility [Line Items]
Equal installments		$ 100,000
Promissory Note [Member] | Settlement Agreement [Member]
Line of Credit Facility [Line Items]
Convertible promissory note				$ 60,000
Other payables and accrued liabilities			$ 60,000
Kaufaman & Canoles, P.C. (KC) [Member] | Promissory Note [Member]
Line of Credit Facility [Line Items]
Interest Rate	15.00%		0.00%
Convertible promissory note					$ 170,000
Kaufaman & Canoles, P.C. (KC) [Member] | Promissory Note [Member] | Settlement Agreement [Member]
Line of Credit Facility [Line Items]
Convertible promissory note				$ 100,000
Meng Dong James Tan [Member] | 8i Holdings 2 Ptd Ltd [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name			10.00%